NET (LOSS)/INCOME PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2019
NET (LOSS)/INCOME PER ORDINARY SHARE
NET (LOSS)/INCOME PER ORDINARY SHARE

20. NET (LOSS) / INCOME PER ORDINARY SHARE

The following table sets forth the basic and diluted net (loss) / income per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net (loss) / income attributable to ordinary shareholders	(184,662,871)	(349,027,476)	190,084,771

Denominator:
Weighted average number of ordinary shares outstanding	26,295,181	65,834,876	148,896,691
Weighted average number of ordinary shares equivalents outstanding	—	—	128,475

Denominator for basic net (loss) / income per ordinary share	26,295,181	65,834,876	149,025,166
Dilutive effect of outstanding share options	—	—	3,978,477
Dilutive effect of unvested restricted share units	—	—	244,545

Denominator for diluted net (loss) / income per ordinary share	26,295,181	65,834,876	153,248,188

Net (loss) / income per ordinary share
—Basic	(7.02)	(5.30)	1.28
—Diluted	(7.02)	(5.30)	1.24

Securities that could potentially dilute basic net (loss) / income per share in the future that were not included in the computation of diluted net (loss) / income per share because to do so would have been antidilutive for the years ended December 31, 2017, 2018 and 2019 are as follow:

	For the Year Ended
	December 31,
	2017	2018	2019
Share options	4,265,750	5,314,246	4,180,000
Unvested restricted share units	—	100,000	—
Restricted ordinary shares	32,689,010	—	—
Series Seed Preferred Shares	30,000,000	—	—
Series A Preferred Shares	25,278,350	—	—
Convertible loan	10,119,329	—	—